Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued professional services	$ 2,608	$ 1,596			$ 1,409
Accrued royalties	1,435	1,689			815
Accrued tax liabilities	1,023	822			186
Other accrued expenses	1,525	1,948			2,737
Total accrued expenses and other current liabilities	$ 6,591	$ 6,055	$ 6,686	$ 6,791	$ 5,147